LONG TERM INVESTMENTS	12 Months Ended
Sep. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

11.         LONG TERM INVESTMENTS

The Company owns 17.94% equity interest in Jinong and accounted for the equity investment without readily determinable fair value (previously known as cost method investment) as of September 30, 2018 and 2019.

The Company recorded an impairment loss of RMBnil,  RMB2,374, and RMBnil on its Equity investment without readily determinable fair value for the years ended September 30, 2017, 2018 and 2019, respectively.